Tax Status	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
Tax Status
5.
TAX STATUS

The Internal Revenue Service (“IRS”) has determined and informed ServCo by a letter dated April 14, 2015, that the Plan and related trust are designed in accordance with applicable sections of the IRC. Although the Plan has been amended since receiving the determination letter to adopt IRS required amendments in connection with issuing the determination letter, the Plan Administrator and the Benefits Counsel believe that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC and, therefore, believe that the Plan is qualified, and the related trust is tax-exempt.

The Plan Administrator is currently performing an internal audit of the Plan. The Plan Administrator will correct the errors, if any, that are discovered during the audit in accordance with the IRS correction program. If appropriate under the IRS correction program, the Plan Administrator will file a Voluntary Correction Program submission with the IRS.

The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. The Plan Administrator evaluates tax positions taken by the Plan and recognizes a tax liability for any uncertain position that more likely than not would be sustained upon examination by the IRS.